PW EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                       FOR THE PERIOD FROM JANUARY 1, 2000
                              THROUGH JUNE 30, 2000

                           PW EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                       FOR THE PERIOD FROM JANUARY 1, 2000
                              THROUGH JUNE 30, 2000


                                    CONTENTS






      Statement of Assets, Liabilities and Members' Capital...................1

      Statement of Operations.................................................2

      Statements of Changes in Members' Capital - Net Assets..................3

      Notes to Financial Statements...........................................4

      Schedule of Portfolio Investments......................................11

                                                      PW EUCALYPTUS FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (Cost $263,405,774)         $345,102,984
Receivables:
  Due from broker                                                 17,004,628
  Dividends                                                          197,523
  Reclaims                                                            96,763
  Interest                                                               389
--------------------------------------------------------------------------------

TOTAL ASSETS                                                     362,402,287
--------------------------------------------------------------------------------

LIABILITIES

Cash overdraft                                                        15,285
Securities sold, not yet purchased, at value
   (Proceeds of sales $16,948,243)                                18,403,896
Payables:
  Investments purchased, not settled                               1,916,145
  Margin Loan                                                     24,660,591
  Management fee                                                     261,623
  Professional fees                                                   28,404
  Miscellaneous                                                      196,141
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                 45,482,085
--------------------------------------------------------------------------------

NET ASSETS                                                      $316,920,202
--------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                           $219,520,508
Accumulated net investment loss                                     (831,863)
Accumulated net realized gain from investments                    17,985,996
Accumulated net unrealized appreciation from investments          80,245,561
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL - NET ASSETS                             $316,920,202
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                       FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends                                                        $   704,556
Interest                                                             396,841
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                            1,101,397
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                     1,253,802
Administration expense                                               154,091
Professional fees                                                     18,894
Miscellaneous                                                         47,523
--------------------------------------------------------------------------------

Total Operating Expenses                                           1,474,310

Interest expense                                                     241,498
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                     1,715,808
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                 (614,411)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
             FROM INVESTMENTS

Net realized gain from investments                                18,214,564
Change in net unrealized appreciation from investments            75,944,859
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                 94,159,423
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS             $93,545,012
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                          STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS

--------------------------------------------------------------------------------

                                                                       FOR THE            FOR THE PERIOD FROM
                                                                     PERIOD FROM           NOVEMBER 22, 1999
                                                                   JANUARY 1, 2000          (COMMENCEMENT OF
                                                                  TO JUNE 30, 2000            OPERATIONS) TO
                                                                     (UNAUDITED)           DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES

Net investment loss                                                 $   (614,411)               $  (217,452)
Net realized gain/(loss) from investments                             18,214,564                   (228,568)
Change in net unrealized appreciation from investments                75,944,859                  4,300,702
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM OPERATIONS                                   93,545,012                  3,854,682
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                   183,355,723                 35,114,785

Proceeds from Manager subscriptions                                           --                  1,050,000
-----------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                                183,355,723                 36,164,785
-----------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                               40,019,467                         --
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                   $316,920,202                $40,019,467
-----------------------------------------------------------------------------------------------------------

                                                                               3

   The accompanying notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         PW Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. Operations of the Fund commenced on November 22, 1999.

         The Manager of the Fund is PW Eucalyptus Management, L.L.C. (the "Manager"), a Delaware limited liability company. The Manager's capital account balance at June 30, 2000 was $2,009,432. The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and OrbiMed Advisors Inc. ("OrbiMed"). PWFA is the managing Member of the Manager and is an indirect, wholly owned subsidiary of Paine Webber Group Inc. and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. OrbiMed is also registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

         The Fund's Board of Directors, (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Manager to provide investment advice to, and day-to-day management of, the Fund.

         Initial and additional subscriptions for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any subscription for interests. The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, beginning in December 2000, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in June and December. Member's interests in the Fund can only be transferred or assigned with the approval of the Manager.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis.

         Cash and cash equivalents consist of monies invested in money market funds and are accounted for at cost plus accrued interest as reported by the money market funds.

         a.   PORTFOLIO VALUATION

         Net asset value of the Fund will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Directors will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

         a.  PORTFOLIO VALUATION (CONTINUED)

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk, and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.
         S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         b.  FUND EXPENSES

         The Fund will bear all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering costs and organization costs; and expenses of meetings of Directors and Members.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         c.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     3.  MANAGEMENT  FEE, INCENTIVE  ALLOCATION, RELATED  PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is debited against the Members' capital accounts, excluding the Manager. A portion of the fee will be paid by PWFA to an affiliate of OrbiMed.

         PaineWebber Incorporated ("PWI", a wholly owned subsidiary of Paine Webber Group Inc.) acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount.

         The Fund may execute portfolio transactions through PWI. During the period ended June 30, 2000, PWI did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The increase (or decrease) in Members' capital derived from operations (net profit) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously charged to the account of such Member who have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the period ended June 30, 2000.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

     3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and member related services. PFPC Inc. receives a monthly fee primarily based upon aggregate net assets of the Fund.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities,  for the period
         ended  June  30,  2000,   amounted  to  $280,592,088  and  $82,286,957,
         respectively.

         At June 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2000, accumulated net unrealized appreciation on investments was $80,241,557, consisting of $86,411,690 gross unrealized appreciation and $6,170,133 gross unrealized depreciation.

     5.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the period ended June 30, 2000, the Fund's average interest rate paid on borrowings was 7.18% and the average borrowings outstanding were $6,560,551. The Fund had borrowings outstanding at June 30, 2000 totaling $24,660,591.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

      6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold short, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         During the period ended June 30, 2000, the Fund did not trade any forward or futures contracts or options.

      7. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                 PERIOD FROM          PERIOD FROM
                                                              JANUARY 1, 2000 TO  NOVEMBER 22, 1999 TO
                                                                JUNE 30, 2000       DECEMBER 31, 1999
                                                                -------------       -----------------


         Ratio of net  investment  loss to average net assets         -0.64%*             -6.11%*
         Ratio of operating expenses to average net assets             1.78%*              8.74%*
         Ratio of  operating  expenses to average net assets
           excluding interest expense                                  1.53%*              8.73%*
         Portfolio turnover rate                                      39.90%              10.94%
         Total return                                                 57.76%**             8.62%**
         Average debt ratio                                            3.40%                .28%

          *       Annualized.
         ** Total return assumes a purchase of a Member interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after incentive allocation to the Manager and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

      8. SUBSEQUENT EVENTS

         Effective July 1, 2000, the Fund received additional Member capital contributions of $1,019,375. On August 1, 2000, the Fund received additional Member capital contributions of $3,885,432.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

SHARES                                                          MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK (108.73%)
          ----------------------
          COSMETICS & TOILETRIES(0.09%)
      945 Givaudan, Ltd. - (Switzerland) *,**                  $    288,539
                                                               ------------
          DRUG DELIVERY SYSTEMS(2.99%)
  160,000 ALZA Corp. *, (a)                                       9,460,000
                                                               ------------
          ELECTRONIC COMPONENTS - SEMICONDUCTORS(2.96%)
  203,800 Caliper Technologies Corp. *                            9,374,800
                                                               ------------
          MEDICAL - BIOMEDICAL/GENETICS(22.23%)
   92,000 Amgen, Inc. *                                           6,463,000
  169,600 ArQule, Inc. *                                          3,286,000
  360,000 Bio-Technology General Corp. *, (a)                     4,747,680
   80,000 Celera Genomics Group. *                                7,360,000
  131,000 Cell Genesys, Inc. *                                    3,668,000
  260,000 Chiron Corp. *                                         12,350,000
  135,400 Enzon, Inc. *, (a)                                      5,754,500
  160,000 Genzyme Corp. *, (a)                                    9,510,080
  155,000 LJL Biosystems, Inc. *                                  3,003,125
   37,500 MediGene AG  (Germany) *,**                             2,368,913
  285,000 Orchid Biosciences Inc. *                              10,821,165
  177,000 Repligen Corp. *                                        1,111,737
                                                               ------------
                                                                 70,444,200
                                                               ------------
          MEDICAL - DRUGS(59.85%)
  168,500 Altana AG - (Germany) **                               13,584,020
  156,000 American Home Products Corp. (a)                        9,165,000
  402,000 Banyu Pharmaceutical Co., Ltd. - (Japan) **             9,859,879
  254,000 Chugai Pharmaceutical Co., Ltd. - (Japan) **            4,813,448
  513,000 Dainippon Pharmaceutical Co., Ltd. - (Japan) **         6,856,065

    The preceeding notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

SHARES                                                          MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK (CONTINUED)
          ------------------------
          MEDICAL - DRUGS (CONTINUED)

  275,000 Eisai Co., Ltd. - (Japan) **                         $  8,837,304
  150,000 Eli Lilly & Co.                                        14,981,250
   90,000 Forest Laboratories, Inc. *, (a)                        9,090,000
  200,000 Fujisawa Pharmaceutical Co., Ltd. - (Japan) **          8,109,526
  315,000 GelTex Pharmaceuticals, Inc. *, (a)                     6,437,970
    9,600 Novartis AG (Switzerland) **                           15,255,150
  650,000 Orphan Medical, Inc. *                                  6,297,200
  196,600 PathoGenesis Corp. *                                    5,111,600
  302,500 Pfizer, Inc.                                           14,520,000
  230,000 Pharmacia Corp.                                        11,888,240
  162,000 Pharmacopeia, Inc. *                                    7,512,750
      945 Roche Holding AG - Genussschein - (Switzerland) **      9,228,584
  260,000 Sanofi-Synthelabo SA - (France) , **                   12,436,733
    8,630 Serono SA (Switzerland) **                              7,217,760
  444,000 Shionogi & Co., Ltd. - (Japan) **                       8,456,024
                                                               ------------
                                                                189,658,503
                                                               ------------
          MEDICAL - PRODUCTS(1.86%)
      318 Serum & Impfinstitut Bern AG - (Switzerland) **         5,905,910
                                                               ------------
          MEDICAL - GENERIC DRUGS(2.71%)
  160,000 Watson Pharmaceuticals, Inc. *                          8,600,000
                                                               ------------
          THERAPEUTICS(16.04%)
   32,000 Abgenix, Inc. *                                         3,835,488
  290,000 Cell Therapeutics, Inc. *, (a)                          8,881,250
   81,000 COR Therapeutics, Inc. *                                6,910,353
  117,000 Gilead Sciences, Inc. *, (a)                            8,321,625
  422,859 Insmed Inc. *                                           1,374,291
  190,400 NPS Pharmaceuticals, Inc. *                             5,093,200
  130,000 PRAECIS Pharmaceuticals, Inc. *                         3,623,750

    The preceeding notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

SHARES                                                          MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK (CONTINUED)
          ------------------------
          THERAPEUTICS (CONTINUED)

  102,000 SangStat Medical Corp. *                             $  2,945,250
  334,000 Tularik, Inc. *                                         9,853,000
                                                               ------------
                                                                 50,838,207
                                                               ------------
          TOTAL COMMON STOCK (COST $262,983,675)                344,570,159
                                                               ------------

          PREFERRED STOCK (0.13%)
          -----------------------
          MEDICAL - BIOMEDICAL/GENETICS(0.13%)
  148,000 Ciphergen Biosystems, Inc. *                              407,000
                                                               ------------
          TOTAL PREFERRED STOCK (COST $407,000)                     407,000
                                                               ------------

          WARRANTS (0.04%)
          ----------------
          THERAPEUTICS(0.04%)
  148,029 Insmed, Inc., $2.25, May 31, 2005                         125,825
                                                               ------------
          TOTAL WARRANTS (COST $15,099)                             125,825
                                                               ------------

          SECURITIES SOLD, NOT YET PURCHASED((5.81)%)
          -------------------------------------------
          MEDICAL - BIOMEDICAL/GENETICS((3.40)%)

   23,850 EntreMed, Inc. *                                         (714,021)
   55,100 Enzo Biochem, Inc. *                                   (3,801,900)
  275,000 Genelabs Technologies, Inc. *                          (1,117,325)
  100,000 Maxim Pharmaceuticals, Inc. *                          (5,137,500)
                                                               ------------
                                                                (10,770,746)
                                                               ------------

    The preceeding notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

SHARES                                                          MARKET VALUE
--------------------------------------------------------------------------------

          SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
          ----------------------------------------------
          MEDICAL - DRUGS((0.37)%)
  116,500 OXiGENE, Inc. *                                      $ (1,165,000)
                                                               ------------
          THERAPEUTICS((2.04)%)
  222,600 Amylin Pharmaceuticals, Inc. *                         (3,380,849)
  193,900 Isis Pharmaceuticals, Inc. *                           (2,811,550)
   25,800 NeoTherapeutics, Inc. *                                  (275,751)
                                                               ------------
                                                                 (6,468,150)
                                                               ------------
          TOTAL SECURITIES SOLD, NOT YET PURCHASED
            (PROCEEDS $(16,948,243)                             (18,403,896)
                                                               ------------
          TOTAL INVESTMENTS--103.09%  (COST $246,457,531)       326,699,088
                                                               ------------
          LIABILITIES IN EXCESS OF ASSETS--(3.09%)               (9,778,886)
                                                               ------------
          TOTAL NET ASSETS--100.0%                             $316,920,202
                                                               ============


(a) Partially or wholly held ($71,601,355) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*    Non-income producing security
** Foreign Security Market value quoted in U.S. dollars at prevailing exchange rates.

    The preceeding notes are an integral part of these financial statements.